ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2013
Urastar
Business acquisition details
Schedule of the allocation of the purchase price to assets acquired and liabilities assumed

Total purchase price:

Cash paid for acquisition	$10,127

Fair value of assets acquired and liabilities assumed:

Mining properties	$1,994

Goodwill	9,802

Cash and cash equivalents	76

Trade receivables	731

Other current assets	12

Plant and equipment	2

Accounts payable and accrued liabilities	(791)

Other liabilities	(1,573)

Deferred tax liability	(126)

Net assets acquired	$10,127

Schedule of pro forma results of operations
	Year Ended December 31, 2013	Year Ended December 31, 2012
	Unaudited

Pro forma net income (loss) for the period	$(409,020)	$307,274

Pro forma net income (loss) per share – basic	$(2.37)	$1.79

Grayd
Business acquisition details
Schedule of the allocation of the purchase price to assets acquired and liabilities assumed

Total purchase price:

Cash paid for acquisition	$165,954

Agnico Eagle common shares issued for acquisition	56,146

Total purchase price to allocate	$222,100

Fair value of assets acquired and liabilities assumed:

Mining properties	$282,000

Goodwill	29,215

Cash and cash equivalents	2,907

Trade receivables	469

Other current assets	1,700

Equipment	56

Accounts payable and accrued liabilities	(9,767)

Deferred tax liability	(72,229)

Non-controlling interest	(12,251)

Net assets acquired	$222,100

Schedule of pro forma results of operations
Year Ended December 31, 2011
Unaudited

Pro forma net loss attributed to common shareholders	$(582,762)

Pro forma net loss per share – basic	$(3.42)